Note 13 - Related-Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
13.	Related-Party Transactions

Omnibus Agreement

Effective, as of the closing of the IPO, we entered into an omnibus agreement with Holdings and other related parties.   The omnibus agreement, which was amended and restated in February 2015 to reflect the acquisition of the remaining interests in the TIR Entities, governs the following matters, among other things:

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our payment of an annual administrative fee, initially in the amount of $4.0 million to be paid in quarterly installments (pro-rated in 2014 from the IPO date) to Holdings for providing certain partnership overhead services, including certain executive management services by certain officers of our General Partner, and compensation expense (including equity-based compensation) for all employees required to manage and operate our business.  This fee also includes the incremental general and administrative expenses we incur as a result of being a publicly traded partnership;

●	limitations on the amount of indebtedness CEP-TIR may incur under our credit agreement and the allocation of certain interest expenses to the TIR Entities;

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our right of first offer on Holdings’ and its subsidiaries’ assets used in, and entities primarily engaged in, providing SWD and other water and environmental services and pipeline inspection and integrity services; and

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indemnification of us by Holdings for certain environmental and other liabilities, including events and conditions associated with the operation of assets that occurred prior to the closing of the IPO and our obligation to indemnify Holdings for events and conditions associated with the operation of our assets that occur after the closing of the IPO and for environmental liabilities related to our assets to the extent Holdings is not required to indemnify us.

So long as Holdings controls our General Partner, our amended and restated omnibus agreement will remain in full force and effect, unless we and Holdings agree to terminate it sooner.  If Holdings ceases to control our General Partner, either party may terminate our amended and restated omnibus agreement, provided that the indemnification obligations will remain in full force and effect in accordance with their terms.  We and Holdings may agree to further amend our amended and restated omnibus agreement; however, amendments that the General Partner determines are adverse to our unitholders will also require the approval of the Conflicts Committee of our Board of Directors.

The amount charged by Holdings under the omnibus agreement for the year ended December 31, 2014 was $3.8 million and is reflected in general and administrative in the Consolidated Statements of Operations.  Additional expenses were incurred by Holdings in support of the Partnership totaling $0.5 million. These expenses were also allocated to the Partnership and are reflected in general and administration and as an equity contribution.

Other Related Party Transactions

A current board member and business partner in North Dakota has an interest in several entities with which the Partnership does business including the following:

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SBG Disposal, LLC (“SBG Disposal”) – Prior to the acquisition of certain assets and management fee contracts by CES LLC effective October 1, 2013, SBG Disposal provided staffing, management and back office services for a portion of the Partnership’s SWD facilities.  SBG Disposal is a wholly owned subsidiary of SBG Energy and provided services totaling $1.8 million for the year ended December 31, 2013. These costs are included in costs of services on the Consolidated Statements of Operations.

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Rud Transportation, LLC (“Rud”) – Rud, a wholly owned subsidiary of SBG Energy is a trucking company customer of the Partnership that hauls produced and flowback water to our facilities.  Total revenue recognized by the Partnership from Rud was $2.1 million, $1.8 million and $0.7 million for the years ended December 31, 2014, 2013 and 2012 (Predecessor), respectively.  Accounts receivable from Rud was $0.3 million and $0.4 million at December 31, 2014 and 2013, respectively, and is included in trade accounts receivable, net on the Consolidated Balance Sheets.

Effective October 1, 2013, the Partnership provides management services to its 25% owned investee company, Alati Arnegard, LLC (“Arnegard”).  Management fee revenue earned from Arnegard totaled $0.6 million and $0.2 million for the years ended December 31, 2014 and 2013, respectively.  Accounts receivable from Arnegard totaled $0.1 million at December 31, 2014 and 2013 and is included in trade   accounts receivable, net on the Consolidated Balance Sheets.

Effective October 1, 2013, the Partnership began outsourcing staffing and payroll services to an affiliated entity, Cypress Energy Management – Bakken Operations, LLC (“CEM-BO”).  Total employee related costs paid to CEM-BO were $3.2 million and $0.8 million for the years ended December 31, 2014 and 2013, respectively.  Included in accounts payable on the Consolidated Balance Sheets was $0.2 million and $0.1 million at December 31, 2014 and 2013, respectively, related to this arrangement.

During 2013, PI&IS had business activity with Contract Pro, a nonaffiliated Canadian company owned by two former TIR-Foley employees.  Contract Pro offers employment services to specific individuals that could not otherwise be employed or placed by TIR-Foley.  TIR-Foley invoiced customers for the services of the Contract Pro employees and made the associated payments to Contract Pro, while keeping a portion of the proceeds.  In addition, Contract Pro reimbursed TIR-Foley for certain services, as the company shared TIR-Foley offices for a portion of the 2013 calendar year.  During 2013, Contract Pro separated their operations from TIR-Foley’s offices and the owners of Contract Pro resigned their employment positions with TIR-Foley.  The payments, net of Contract Pro reimbursements, made by TIR-Foley and TIR-Canada to Contract Pro during 2013 totaled $0.9 million.